Average Annual Total Returns - JPMorgan Core Bond Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Since Inception
Class A
Average Annual Return:
1 Year	8.16%
5 Years	4.55%
10 Years
Since Inception	3.30%
Inception Date	Feb. 28, 2013
Class B
Average Annual Return:
1 Year	7.89%
5 Years	4.28%
10 Years	3.43%
Since Inception